INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS [Text Block]

9. INTANGIBLE ASSETS

Acquired
Software

Balance, December 31, 2018	$-
Additions	1,518
Amortization	(543)
Balance December 31, 2019	$975

Intangible assets represent computer software licenses, which are being amortized over their underlying contractual period of three years.  The expense has been included in depreciation, depletion and amortization expense in profit or loss.